SEGMENT REPORTING (Details)	12 Months Ended
	Jun. 30, 2024 CNY (¥) segment	Jun. 30, 2024 USD ($) segment	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Number of operating segments	4	4
Total revenue	¥ 68,854,280	$ 9,474,664	¥ 67,114,378	¥ 83,777,571
Automation product and software
Total revenue	26,831,668	3,692,160	26,628,216	31,944,055
Equipment and accessories
Total revenue	20,471,950	2,817,034	16,248,197	17,159,381
Oilfield environmental protection
Total revenue	17,576,573	2,418,617	19,116,560	25,335,363
Platform outsourcing services
Total revenue	¥ 3,974,089	$ 546,853	¥ 5,121,405	¥ 9,338,772